Capital structure and financing - C.6. Net financial obligations, table 1 (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[2]
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Total debt and financing	$ 5,691	$ 5,972
Lease liabilities	1,021	1,096
Gross financial obligations	6,711	7,068
Cash and cash equivalents	(875)	(1,164)	[1]	$ (528)	[2]	$ (619)
Pledged deposits	0	(1)
Time deposits related to bank borrowings	0	(1)
Net financial obligations at the end of the year	5,837	5,902		$ 4,596
Add (less) derivatives related to debt (note D.1.2.)	12	(17)
Net financial obligations including derivatives related to debt	5,849	5,885
Restricted cash	$ 199	$ 155	[1]

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.